UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2013


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48472-0413                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
February 28, 2013 (unaudited)

PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (51.5%)

             TAX-EXEMPT BONDS (51.5%)

             ARIZONA (1.9%)
$   1,000    Pima County IDA                                         5.75%      9/01/2029     $  1,059
    2,250    Univ. Medical Center Corp.                              5.00       7/01/2035        2,349
                                                                                              --------
                                                                                                 3,408
                                                                                              --------
             CALIFORNIA (2.2%)
    2,000    Monterey Peninsula USD (INS)                            5.50       8/01/2034        2,338
    4,435    West Contra Costa USD (INS)                             5.05 (a)   8/01/2034        1,551
                                                                                              --------
                                                                                                 3,889
                                                                                              --------
             COLORADO (2.2%)
    1,000    Health Facilities Auth.                                 5.00      12/01/2042        1,076
    2,000    Regional Transportation District                        5.38       6/01/2031        2,285
      500    Univ. of Colorado Hospital Auth.                        5.00      11/15/2037          539
                                                                                              --------
                                                                                                 3,900
                                                                                              --------
             CONNECTICUT (1.6%)
    6,000    Mashantucket (Western) Pequot Tribe (b),(c)             5.75       9/01/2027        2,785
                                                                                              --------
             FLORIDA (5.8%)
    1,875    Escambia County Housing Finance Auth. (INS)             5.75       6/01/2031        2,132
    1,000    Jacksonville                                            5.00      10/01/2029        1,177
    2,000    Lee County IDA                                          5.00      11/01/2025        2,323
    1,300    Miami-Dade County                                       5.00      10/01/2034        1,469
    3,000    Orlando (INS)                                           5.13      11/01/2027        3,182
                                                                                              --------
                                                                                                10,283
                                                                                              --------
             GEORGIA (0.6%)
    1,000    Fayette County School District (INS)                    4.95       3/01/2025        1,117
                                                                                              --------
             ILLINOIS (1.3%)
    2,000    Finance Auth.                                           6.00      10/01/2032        2,377
                                                                                              --------
             INDIANA (3.2%)
      500    Ball State Univ. of Indiana                             5.00       7/01/2030          569
    1,250    Finance Auth.                                           5.38      11/01/2032        1,388
      550    Health and Educational Facility Financing Auth.         5.25       2/15/2036          568
    3,000    Rockport (INS)                                          4.63       6/01/2025        3,174
                                                                                              --------
                                                                                                 5,699
                                                                                              --------

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1  | USAA Growth and Tax Strategy Fund

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
             KENTUCKY (0.6%)
$   1,000    Economic Dev. Finance Auth. (INS)                       6.00%     12/01/2033     $  1,116
                                                                                              --------
             LOUISIANA (1.2%)
      985    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                           6.55       9/01/2025        1,134
    1,000    Parish of St. John the Baptist                          5.13       6/01/2037        1,069
                                                                                              --------
                                                                                                 2,203
                                                                                              --------
             MICHIGAN (1.8%)
    3,000    Hospital Finance Auth. (INS)                            5.00      11/15/2026        3,196
                                                                                              --------
             MISSOURI (0.9%)
    1,500    Health and Educational Facility Financing Auth.         5.38       2/01/2035        1,532
                                                                                              --------
             NEW JERSEY (2.5%)
    1,000    EDA                                                     5.00       6/15/2029        1,119
    2,000    EDA                                                     5.00       9/01/2033        2,233
    1,000    Middlesex County Improvement Auth.                      5.00       8/15/2023        1,023
                                                                                              --------
                                                                                                 4,375
                                                                                              --------
             NEW MEXICO (1.2%)
    1,000    Farmington                                              4.88       4/01/2033        1,035
    1,000    Farmington                                              5.90       6/01/2040        1,115
                                                                                              --------
                                                                                                 2,150
                                                                                              --------
             NEW YORK (7.1%)
    1,000    Dormitory Auth.                                         5.50       5/01/2037        1,142
    3,000    MTA                                                     5.00      11/15/2030        3,262
    1,000    New York City                                           5.25       8/15/2023        1,205
    1,500    New York City Housing Dev. Corp. (INS)                  5.00       7/01/2025        1,629
    2,000    New York City Trust for Cultural Resources              5.00      12/01/2039        2,213
    8,455    Oneida County IDA (INS)                                 4.65 (a)   7/01/2035        3,142
                                                                                              --------
                                                                                                12,593
                                                                                              --------
             NORTH CAROLINA (0.6%)
    1,000    Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88       1/15/2032        1,085
                                                                                              --------
             PUERTO RICO (0.6%)
    1,000    Commonwealth (INS)                                      5.00       7/01/2035        1,032
                                                                                              --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp.                      6.85      10/01/2024          206
                                                                                              --------
             SOUTH CAROLINA (1.3%)
    2,000    Piedmont Municipal Power Agency (INS)                   5.75       1/01/2034        2,384
                                                                                              --------
             TENNESSEE (0.4%)
    2,000    Knox County Health, Educational and Housing
                Facilities Board                                     5.01 (a)   1/01/2035          693
                                                                                              --------
             TEXAS (11.3%)
    2,000    Duncanville ISD (NBGA)                                  4.63       2/15/2029        2,118
    2,000    El Paso (INS)                                           4.75       8/15/2033        2,151
    2,000    Hidalgo County Health Services Corp.                    5.00       8/15/2026        2,121
    2,000    Houston Utility Systems (INS)                           5.13       5/15/2028        2,102

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                              COUPON                       VALUE
(000)        SECURITY                                                RATE      MATURITY          (000)
------------------------------------------------------------------------------------------------------
$   5,675    Lewisville (INS)                                        5.80%      9/01/2025     $  6,232
    1,500    Manor ISD (NBGA)                                        5.00       8/01/2037        1,681
    1,000    Pflugerville (INS)(PRE)                                 5.00       8/01/2028        1,021
    1,500    Public Finance Auth. (INS)                              5.00       2/15/2036        1,528
    1,000    San Leanna Education Facilities Corp.                   4.75       6/01/2032        1,033
                                                                                              --------
                                                                                                19,987
                                                                                              --------
             WASHINGTON (1.4%)
    1,500    Economic Dev. Finance Auth. (INS)                       5.00       6/01/2038        1,588
    1,000    Vancouver Downtown Redevelopment Auth. (INS)            5.00       1/01/2023          897
                                                                                              --------
                                                                                                 2,485
                                                                                              --------
             WEST VIRGINIA (0.9%)
    1,500    Pleasants County                                        5.25      10/15/2037        1,590
                                                                                              --------
             WYOMING (0.8%)
    1,250    Laramie County                                          5.00       5/01/2037        1,375
                                                                                              --------
             Total Tax-Exempt Bonds (cost: $87,082)                                             91,460
                                                                                              --------
             TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.6%)

             VARIABLE-RATE DEMAND NOTES (0.5%)

             CALIFORNIA (0.3%)
      600    State (LIQ)(LOC - Dexia Credit Local)(b)                0.50       8/01/2027          600
                                                                                              --------
             VIRGINIA (0.2%)
      300    Fairfax County EDA (LOC - SunTrust Bank)                0.18       6/01/2037          300
                                                                                              --------
                                                                                                   900
                                                                                              --------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
  131,920    State Street Institutional Tax Free Money Market Fund, 0.00% (d)                      132
                                                                                              --------
             Total Tax-Exempt Money Market Instruments (cost: $1,032)                            1,032
                                                                                              --------
             Total Tax-exempt Securities (cost: $88,114)                                        92,492
                                                                                              --------
             BLUE CHIP STOCKS (47.2%)

             CONSUMER DISCRETIONARY (5.4%)
             -----------------------------
             ADVERTISING (0.1%)
    2,760    Interpublic Group of Companies, Inc.                                                   35
    1,760    Omnicom Group, Inc.                                                                   101
                                                                                              --------
                                                                                                   136
                                                                                              --------
             APPAREL RETAIL (0.2%)
      620    Abercrombie & Fitch Co. "A"                                                            29

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3  | USAA Growth and Tax Strategy Fund

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,800    Gap, Inc.                                                         $     59
    1,450    Limited Brands, Inc.                                                    66
      720    Ross Stores, Inc.                                                       42
    4,570    TJX Companies, Inc.                                                    206
      670    Urban Outfitters, Inc.*                                                 27
                                                                               --------
                                                                                    429
                                                                               --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740    Coach, Inc.                                                             84
      310    Fossil, Inc.*                                                           32
      420    Polo Ralph Lauren Corp.                                                 73
      510    VF Corp.                                                                82
                                                                               --------
                                                                                    271
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.1%)
      710    BorgWarner, Inc.*                                                       53
    1,340    Delphi Automotive plc*                                                  56
    4,140    Johnson Controls, Inc.                                                 130
                                                                               --------
                                                                                    239
                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   23,451    Ford Motor Co.                                                         296
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
      610    AutoNation, Inc.*                                                       27
      230    AutoZone, Inc.*                                                         88
    1,390    CarMax, Inc.*                                                           53
      680    O'Reilly Automotive, Inc.*                                              69
                                                                               --------
                                                                                    237
                                                                               --------
             BROADCASTING (0.2%)
    3,910    CBS Corp. "B"                                                          170
    1,080    Discovery Communications, Inc. "A"*                                     79
      630    Scripps Networks Interactive "A"                                        40
                                                                               --------
                                                                                    289
                                                                               --------
             CABLE & SATELLITE (0.6%)
    1,140    Cablevision Systems Corp. "A"                                           16
   16,102    Comcast Corp. "A"                                                      641
    3,850    DIRECTV*                                                               185
    1,899    Time Warner Cable, Inc.                                                164
                                                                               --------
                                                                                  1,006
                                                                               --------
             CASINOS & GAMING (0.0%)
    1,260    International Game Technology                                           20
      300    Wynn Resorts Ltd.                                                       35
                                                                               --------
                                                                                     55
                                                                               --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,090    Best Buy Co., Inc.                                                      18
      830    GameStop Corp. "A"                                                      21
                                                                               --------
                                                                                     39
                                                                               --------
             CONSUMER ELECTRONICS (0.0%)
      510    Harman International Industries, Inc.                                   22
                                                                               --------
             DEPARTMENT STORES (0.1%)
      910    J.C. Penney Co., Inc.                                                   16
    1,070    Kohl's Corp.                                                            49
    2,500    Macy's, Inc.                                                           103
    1,300    Nordstrom, Inc.                                                         71
      250    Sears Holdings Corp.*                                                   11
                                                                               --------
                                                                                    250
                                                                               --------
             DISTRIBUTORS (0.1%)
    1,110    Genuine Parts Co.                                                       79
                                                                               --------

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                                                   Portfolio of Investments |  4

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             EDUCATION SERVICES (0.0%)
      630    Apollo Group, Inc. "A"*                                           $     11
                                                                               --------
             FOOTWEAR (0.1%)
    4,500    NIKE, Inc. "B"                                                         245
                                                                               --------
             GENERAL MERCHANDISE STORES (0.2%)
      390    Big Lots, Inc.*                                                         13
    1,630    Dollar General Corp.*                                                   76
      600    Dollar Tree, Inc.*                                                      27
    1,060    Family Dollar Stores, Inc.                                              61
    3,970    Target Corp.                                                           250
                                                                               --------
                                                                                    427
                                                                               --------
             HOME FURNISHINGS (0.0%)
      570    Leggett & Platt, Inc.                                                   18
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.5%)
    9,220    Home Depot, Inc.                                                       631
    7,040    Lowe's Companies, Inc.                                                 269
                                                                               --------
                                                                                    900
                                                                               --------
             HOMEBUILDING (0.1%)
    2,180    D.R. Horton, Inc.                                                       48
      820    Lennar Corp. "A"                                                        32
    2,360    Pulte Group, Inc.*                                                      45
                                                                               --------
                                                                                    125
                                                                               --------
             HOMEFURNISHING RETAIL (0.1%)
    1,480    Bed Bath & Beyond, Inc.*                                                84
                                                                               --------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    2,540    Carnival Corp.                                                          91
    1,716    Marriott International, Inc. "A"                                        68
    1,440    Starwood Hotels & Resorts Worldwide, Inc.                               87
    1,090    Wyndham Worldwide Corp.                                                 65
                                                                               --------
                                                                                    311
                                                                               --------
             HOUSEHOLD APPLIANCES (0.0%)
      530    Whirlpool Corp.                                                         60
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.0%)
    2,180    Newell Rubbermaid, Inc.                                                 51
                                                                               --------
             INTERNET RETAIL (0.5%)
    2,240    Amazon.com, Inc.*                                                      592
      575    Expedia, Inc.                                                           37
      340    Netflix, Inc.*                                                          64
      300    Priceline.com, Inc.*                                                   206
      815    Tripadvisor, Inc.                                                       37
                                                                               --------
                                                                                    936
                                                                               --------
             LEISURE PRODUCTS (0.1%)
    1,030    Hasbro, Inc.                                                            41
    1,650    Mattel, Inc.                                                            67
                                                                               --------
                                                                                    108
                                                                               --------
             MOTORCYCLE MANUFACTURERS (0.1%)
    1,720    Harley-Davidson, Inc.                                                   90
                                                                               --------
             MOVIES & ENTERTAINMENT (0.9%)
   13,380    News Corp. "A"                                                         385
    5,923    Time Warner, Inc.                                                      315
    3,650    Viacom, Inc. "B"                                                       213
   11,135    Walt Disney Co.                                                        608
                                                                               --------
                                                                                  1,521
                                                                               --------

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5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             PUBLISHING (0.0%)
    1,870    Gannett Co., Inc.                                                 $     38
                                                                               --------
             RESTAURANTS (0.6%)
      160    Chipotle Mexican Grill, Inc.*                                           51
      230    Darden Restaurants, Inc.                                                11
    6,500    McDonald's Corp.                                                       623
    5,150    Starbucks Corp.                                                        282
    2,600    Yum! Brands, Inc.                                                      170
                                                                               --------
                                                                                  1,137
                                                                               --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    1,670    H&R Block, Inc.                                                         41
                                                                               --------
             SPECIALTY STORES (0.1%)
       20    PetSmart, Inc.                                                           1
    4,600    Staples, Inc.                                                           61
      720    Tiffany & Co.                                                           48
                                                                               --------
                                                                                    110
                                                                               --------
             TIRES & RUBBER (0.0%)
    1,400    Goodyear Tire & Rubber Co.*                                             18
                                                                               --------
             Total Consumer Discretionary                                         9,579
                                                                               --------
             CONSUMER STAPLES (5.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    3,750    Archer-Daniels-Midland Co.                                             119
                                                                               --------
             BREWERS (0.0%)
    1,050    Molson Coors Brewing Co. "B"                                            46
                                                                               --------
             DISTILLERS & VINTNERS (0.1%)
    1,070    Beam, Inc.                                                              65
      810    Brown-Forman Corp. "B"                                                  53
      980    Constellation Brands, Inc. "A"*                                         44
      112    Crimson Wine Group Ltd.                                                  1
                                                                               --------
                                                                                    163
                                                                               --------
             DRUG RETAIL (0.3%)
    7,732    CVS Caremark Corp.                                                     395
    5,210    Walgreen Co.                                                           214
                                                                               --------
                                                                                    609
                                                                               --------
             FOOD DISTRIBUTORS (0.1%)
    3,290    Sysco Corp.                                                            106
                                                                               --------
             FOOD RETAIL (0.1%)
    2,780    Kroger Co.                                                              81
    1,460    Safeway, Inc.                                                           35
    1,070    Whole Foods Market, Inc.                                                92
                                                                               --------
                                                                                    208
                                                                               --------
             HOUSEHOLD PRODUCTS (1.1%)
      690    Clorox Co.                                                              58
    3,080    Colgate-Palmolive Co.                                                  352
    2,120    Kimberly-Clark Corp.                                                   200
   16,753    Procter & Gamble Co.                                                 1,276
                                                                               --------
                                                                                  1,886
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    2,550    Costco Wholesale Corp.                                                 258
   10,450    Wal-Mart Stores, Inc.                                                  740
                                                                               --------
                                                                                    998
                                                                               --------

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                                                   Portfolio of Investments |  6

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.8%)
      640    Campbell Soup Co.                                                 $     26
    2,630    ConAgra Foods, Inc.                                                     90
    1,080    Dean Foods Co.*                                                         18
    4,550    General Mills, Inc.                                                    210
    1,565    H.J. Heinz Co.                                                         113
      910    Hershey Co.                                                             76
       30    Hormel Foods Corp.                                                       1
      828    J.M. Smucker Co.                                                        79
    1,080    Kellogg Co.                                                             65
    3,520    Kraft Foods Group, Inc.                                                171
    1,040    McCormick & Co., Inc.                                                   70
    1,371    Mead Johnson Nutrition Co.                                             103
   10,850    Mondelez International, Inc. "A"                                       300
    1,740    Tyson Foods, Inc. "A"                                                   40
                                                                               --------
                                                                                  1,362
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
    2,950    Avon Products, Inc.                                                     58
    1,480    Estee Lauder Companies, Inc. "A"                                        95
                                                                               --------
                                                                                    153
                                                                               --------
             SOFT DRINKS (1.0%)
    2,560    Coca Cola Enterprises, Inc.                                             92
   25,110    Coca-Cola Co.                                                          972
    1,290    Dr. Pepper Snapple Group, Inc.                                          56
      940    Monster Beverage Corp.*                                                 47
    9,433    PepsiCo, Inc.                                                          715
                                                                               --------
                                                                                  1,882
                                                                               --------
             TOBACCO (0.9%)
   12,240    Altria Group, Inc.                                                     410
    2,445    Lorillard, Inc.                                                         94
   10,570    Philip Morris International, Inc.                                      970
    1,870    Reynolds American, Inc.                                                 82
                                                                               --------
                                                                                  1,556
                                                                               --------
             Total Consumer Staples                                               9,088
                                                                               --------

             ENERGY (5.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
    1,150    CONSOL Energy, Inc.                                                     37
    1,290    Peabody Energy Corp.                                                    28
                                                                               --------
                                                                                     65
                                                                               --------
             INTEGRATED OIL & GAS (2.6%)
   12,200    Chevron Corp.                                                        1,429
   28,713    Exxon Mobil Corp.                                                    2,571
    1,830    Hess Corp.                                                             122
    1,120    Murphy Oil Corp.                                                        68
    5,190    Occidental Petroleum Corp.                                             428
                                                                               --------
                                                                                  4,618
                                                                               --------
             OIL & GAS DRILLING (0.2%)
      420    Diamond Offshore Drilling, Inc.                                         29
    1,400    Ensco plc "A"                                                           84
      640    Helmerich & Payne, Inc.                                                 42
    2,100    Nabors Industries Ltd.*                                                 35
    1,500    Noble Corp.                                                             54
      660    Rowan Companies plc "A"*                                                23
                                                                               --------
                                                                                    267
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
    2,707    Baker Hughes, Inc.                                                     121

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7  | USAA Growth and Tax Strategy Fund

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,400    Cameron International Corp.*                                      $     89
    1,380    FMC Technologies, Inc.*                                                 72
    6,190    Halliburton Co.                                                        257
    2,540    National-Oilwell Varco, Inc.                                           173
    8,142    Schlumberger Ltd.                                                      634
                                                                               --------
                                                                                  1,346
                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    3,020    Anadarko Petroleum Corp.                                               240
    2,360    Apache Corp.                                                           175
    1,280    Cabot Oil & Gas Corp.                                                   79
    3,190    Chesapeake Energy Corp.                                                 64
    7,710    ConocoPhillips                                                         447
    2,350    Denbury Resources, Inc.*                                                43
    2,560    Devon Energy Corp.                                                     139
    1,600    EOG Resources, Inc.                                                    201
      880    EQT Corp.                                                               56
    4,260    Marathon Oil Corp.                                                     143
      840    Newfield Exploration Co.*                                               19
      970    Noble Energy, Inc.                                                     107
      740    Pioneer Natural Resources Co.                                           93
    1,030    QEP Resources, Inc.                                                     31
      840    Range Resources Corp.                                                   65
    2,130    Southwestern Energy Co.*                                                73
    1,383    WPX Energy, Inc.                                                        20
                                                                               --------
                                                                                  1,995
                                                                               --------
             OIL & GAS REFINING & MARKETING (0.3%)
    2,055    Marathon Petroleum Corp.                                               170
    3,875    Phillips 66                                                            244
      850    Tesoro Corp.                                                            48
    3,220    Valero Energy Corp.                                                    147
                                                                               --------
                                                                                    609
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    3,718    Kinder Morgan, Inc.                                                    138
    4,060    Spectra Energy Corp.                                                   118
    4,150    Williams Companies, Inc.                                               144
                                                                               --------
                                                                                    400
                                                                               --------
             Total Energy                                                         9,300
                                                                               --------
             FINANCIALS (7.5%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,865    Ameriprise Financial, Inc.                                             128
    7,095    Bank of New York Mellon Corp.                                          193
      743    BlackRock, Inc.                                                        178
       40    Federated Investors, Inc. "B"                                            1
      860    Franklin Resources, Inc.                                               122
    3,300    Invesco Ltd.                                                            88
      750    Legg Mason, Inc.                                                        21
    1,270    Northern Trust Corp.(e)                                                 68
    2,970    State Street Corp.                                                     168
    1,970    T. Rowe Price Group, Inc.                                              140
                                                                               --------
                                                                                  1,107
                                                                               --------
             CONSUMER FINANCE (0.4%)
    6,470    American Express Co.                                                   402
    3,510    Capital One Financial Corp.                                            179
    3,520    Discover Financial Services                                            136
    3,810    SLM Corp.                                                               72
                                                                               --------
                                                                                    789
                                                                               --------
             DIVERSIFIED BANKS (0.9%)
    1,300    Comerica, Inc.                                                          45

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   11,380    U.S. Bancorp                                                      $    387
   30,830    Wells Fargo & Co.                                                    1,081
                                                                               --------
                                                                                  1,513
                                                                               --------
             INSURANCE BROKERS (0.1%)
    1,590    Aon plc                                                                 97
    2,820    Marsh & McLennan Companies, Inc.                                       105
                                                                               --------
                                                                                    202
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
    6,470    Charles Schwab Corp.                                                   105
    1,825    E*Trade Financial Corp.*                                                19
    2,730    Goldman Sachs Group, Inc.                                              409
    8,550    Morgan Stanley                                                         193
                                                                               --------
                                                                                    726
                                                                               --------
             LIFE & HEALTH INSURANCE (0.4%)
    2,830    AFLAC, Inc.                                                            141
    2,199    Lincoln National Corp.                                                  65
    6,740    MetLife, Inc.                                                          239
    1,820    Principal Financial Group, Inc.                                         57
    2,825    Prudential Financial, Inc.                                             157
      742    Torchmark Corp.                                                         42
    1,250    Unum Group                                                              31
                                                                               --------
                                                                                    732
                                                                               --------
             MULTI-LINE INSURANCE (0.3%)
    9,140    American International Group, Inc.*                                    347
      700    Assurant, Inc.                                                          29
    3,680    Genworth Financial, Inc. "A"*                                           32
    2,900    Hartford Financial Services Group, Inc.                                 69
    2,116    Loews Corp.                                                             91
                                                                               --------
                                                                                    568
                                                                               --------
             MULTI-SECTOR HOLDINGS (0.0%)
    1,120    Leucadia National Corp.                                                 30
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   63,203    Bank of America Corp.                                                  710
   18,001    Citigroup, Inc.                                                        755
   23,559    JPMorgan Chase & Co.                                                 1,153
                                                                               --------
                                                                                  2,618
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (1.1%)
    1,670    ACE Ltd.                                                               143
    3,040    Allstate Corp.                                                         140
   10,878    Berkshire Hathaway, Inc. "B"*                                        1,111
    1,990    Chubb Corp.                                                            167
      970    Cincinnati Financial Corp.                                              44
    3,740    Progressive Corp.                                                       91
    2,350    Travelers Companies, Inc.                                              189
    2,680    XL Group plc                                                            77
                                                                               --------
                                                                                  1,962
                                                                               --------
             REAL ESTATE SERVICES (0.0%)
    1,990    CBRE Group, Inc. "A"*                                                   48
                                                                               --------
             REGIONAL BANKS (0.5%)
    4,130    BB&T Corp.                                                             126
    5,810    Fifth Third Bancorp                                                     92
    1,786    First Horizon National Corp.                                            19
    5,110    Huntington Bancshares, Inc.                                             36
    6,620    KeyCorp                                                                 62
      660    M&T Bank Corp.                                                          67
    3,195    PNC Financial Services Group, Inc.                                     199
    9,790    Regions Financial Corp.                                                 75

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    3,200    SunTrust Banks, Inc.                                              $     88
    1,310    Zions Bancorp                                                           32
                                                                               --------
                                                                                    796
                                                                               --------
             REITs - DIVERSIFIED (0.1%)
    1,238    Vornado Realty Trust                                                    99
                                                                               --------
             REITs - INDUSTRIAL (0.1%)
    3,083    ProLogis, Inc.                                                         120
                                                                               --------
             REITs - OFFICE (0.1%)
    1,050    Boston Properties, Inc.                                                109
                                                                               --------
             REITs - RESIDENTIAL (0.1%)
      730    Apartment Investment & Management Co. "A"                               21
      510    AvalonBay Communities, Inc.                                             64
    2,215    Equity Residential Properties Trust                                    122
                                                                               --------
                                                                                    207
                                                                               --------
             REITs - RETAIL (0.2%)
    2,670    Kimco Realty Corp.                                                      58
    2,004    Simon Property Group, Inc.                                             318
                                                                               --------
                                                                                    376
                                                                               --------
             REITs - SPECIALIZED (0.5%)
    2,210    American Tower Corp.                                                   172
    2,910    HCP, Inc.                                                              142
    1,750    Health Care REIT, Inc.                                                 112
    4,342    Host Hotels & Resorts, Inc.                                             72
      800    Plum Creek Timber Co., Inc.                                             39
      745    Public Storage                                                         113
    1,700    Ventas, Inc.                                                           120
    3,017    Weyerhaeuser Co.                                                        89
                                                                               --------
                                                                                    859
                                                                               --------
             SPECIALIZED FINANCE (0.2%)
    1,850    CME Group, Inc.                                                        111
      440    IntercontinentalExchange, Inc.*                                         68
    1,940    McGraw-Hill Companies, Inc.                                             90
    1,370    Moody's Corp.                                                           66
      840    NASDAQ OMX Group, Inc.                                                  27
    1,650    NYSE Euronext                                                           61
                                                                               --------
                                                                                    423
                                                                               --------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    3,630    Hudson City Bancorp, Inc.                                               31
    1,650    People's United Financial, Inc.                                         22
                                                                               --------
                                                                                     53
                                                                               --------
             Total Financials                                                    13,337
                                                                               --------
             HEALTH CARE (5.8%)
             ------------------
             BIOTECHNOLOGY (0.8%)
    1,130    Alexion Pharmaceuticals, Inc.*                                          98
    4,740    Amgen, Inc.                                                            433
    1,290    Biogen Idec, Inc.*                                                     215
    2,670    Celgene Corp.*                                                         276
    9,000    Gilead Sciences, Inc.*                                                 384
                                                                               --------
                                                                                  1,406
                                                                               --------
             HEALTH CARE DISTRIBUTORS (0.2%)
    1,930    AmerisourceBergen Corp.                                                 91
    2,310    Cardinal Health, Inc.                                                  107
    1,450    McKesson Corp.                                                         154

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      720    Patterson Companies, Inc.                                         $     26
                                                                               --------
                                                                                    378
                                                                               --------
             HEALTH CARE EQUIPMENT (1.0%)
    9,330    Abbott Laboratories                                                    315
    3,470    Baxter International, Inc.                                             235
    1,310    Becton, Dickinson and Co.                                              115
    8,660    Boston Scientific Corp.*                                                64
      600    C.R. Bard, Inc.                                                         59
    1,315    CareFusion Corp.*                                                       43
    2,600    Covidien plc                                                           165
      580    Edwards Lifesciences Corp.*                                             50
      230    Intuitive Surgical, Inc.*                                              117
    6,290    Medtronic, Inc.                                                        283
    1,880    St. Jude Medical, Inc.                                                  77
    1,770    Stryker Corp.                                                          113
      830    Varian Medical Systems, Inc.*                                           59
    1,130    Zimmer Holdings, Inc.                                                   85
                                                                               --------
                                                                                  1,780
                                                                               --------
             HEALTH CARE FACILITIES (0.0%)
      817    Tenet Healthcare Corp.*                                                 32
                                                                               --------
             HEALTH CARE SERVICES (0.3%)
      570    DaVita HealthCare Partners, Inc.*                                       68
    4,819    Express Scripts Holding Co.*                                           274
      615    Laboratory Corp. of America Holdings*                                   55
      600    Quest Diagnostics, Inc.                                                 34
                                                                               --------
                                                                                    431
                                                                               --------
             HEALTH CARE SUPPLIES (0.0%)
    1,150    DENTSPLY International, Inc.                                            48
                                                                               --------
             HEALTH CARE TECHNOLOGY (0.1%)
      860    Cerner Corp.*                                                           75
                                                                               --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    2,000    Agilent Technologies, Inc.                                              83
    1,439    Life Technologies Corp.*                                                84
      680    PerkinElmer, Inc.                                                       23
    2,200    Thermo Fisher Scientific, Inc.                                         162
      690    Waters Corp.*                                                           64
                                                                               --------
                                                                                    416
                                                                               --------
             MANAGED HEALTH CARE (0.4%)
    2,120    Aetna, Inc.                                                            100
    1,490    CIGNA Corp.                                                             87
    1,170    Coventry Health Care, Inc.                                              53
    1,000    Humana, Inc.                                                            68
    6,400    UnitedHealth Group, Inc.                                               342
    2,020    WellPoint, Inc.                                                        126
                                                                               --------
                                                                                    776
                                                                               --------
             PHARMACEUTICALS (2.8%)
    9,330    AbbVie, Inc.                                                           344
      840    Actavis, Inc.*                                                          71
    1,800    Allergan, Inc.                                                         195
   10,256    Bristol-Myers Squibb Co.                                               379
    6,380    Eli Lilly and Co.                                                      349
    1,600    Forest Laboratories, Inc.*                                              59
      910    Hospira, Inc.*                                                          27
   17,170    Johnson & Johnson                                                    1,307
   18,783    Merck & Co., Inc.                                                      803
    2,530    Mylan, Inc.*                                                            75
      520    Perrigo Co.                                                             59

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   45,284    Pfizer, Inc.                                                      $  1,239
                                                                               --------
                                                                                  4,907
                                                                               --------
             Total Health Care                                                   10,249
                                                                               --------
             INDUSTRIALS (4.9%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
    4,340    Boeing Co.                                                             334
    2,040    General Dynamics Corp.                                                 139
    4,610    Honeywell International, Inc.                                          323
      540    L-3 Communications Holdings, Inc.                                       41
    1,690    Lockheed Martin Corp.                                                  149
    1,200    Northrop Grumman Corp.                                                  79
    1,010    Precision Castparts Corp.                                              188
    1,635    Raytheon Co.                                                            89
    1,230    Rockwell Collins, Inc.                                                  74
    2,070    Textron, Inc.                                                           60
    5,410    United Technologies Corp.                                              490
                                                                               --------
                                                                                  1,966
                                                                               --------
             AIR FREIGHT & LOGISTICS (0.4%)
      990    C.H. Robinson Worldwide, Inc.                                           56
      810    Expeditors International of Washington, Inc.                            32
    2,230    FedEx Corp.                                                            235
    4,190    United Parcel Service, Inc. "B"                                        346
                                                                               --------
                                                                                    669
                                                                               --------
             AIRLINES (0.0%)
    4,640    Southwest Airlines Co.                                                  54
                                                                               --------
             BUILDING PRODUCTS (0.0%)
    2,100    Masco Corp.                                                             40
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.1%)
    1,020    Fluor Corp.                                                             63
      640    Jacobs Engineering Group, Inc.*                                         31
    1,260    Quanta Services, Inc.*                                                  36
                                                                               --------
                                                                                    130
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    4,045    Caterpillar, Inc.                                                      374
      960    Cummins, Inc.                                                          111
    2,480    Deere & Co.                                                            218
      570    Joy Global, Inc.                                                        36
    2,412    PACCAR, Inc.                                                           114
                                                                               --------
                                                                                    853
                                                                               --------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
      670    Cintas Corp.                                                            30
    1,020    Iron Mountain, Inc.                                                     35
                                                                               --------
                                                                                     65
                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    3,117    Eaton Corp. plc                                                        193
    4,390    Emerson Electric Co.                                                   249
    1,110    Rockwell Automation, Inc.                                              100
      510    Roper Industries, Inc.                                                  64
                                                                               --------
                                                                                    606
                                                                               --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,486    Republic Services, Inc.                                                 78
      480    Stericycle, Inc.*                                                       46
    2,205    Waste Management, Inc.                                                  83
                                                                               --------
                                                                                    207
                                                                               --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750    Robert Half International, Inc.                                   $     27
                                                                               --------
             INDUSTRIAL CONGLOMERATES (1.2%)
    3,910    3M Co.                                                                 407
    3,670    Danaher Corp.                                                          226
   64,920    General Electric Co.                                                 1,507
                                                                               --------
                                                                                  2,140
                                                                               --------
             INDUSTRIAL MACHINERY (0.4%)
    1,320    Dover Corp.                                                             97
      440    Flowserve Corp.                                                         71
    2,510    Illinois Tool Works, Inc.                                              154
    1,860    Ingersoll-Rand plc                                                      98
      850    Pall Corp.                                                              58
      940    Parker-Hannifin Corp.                                                   89
      518    Pentair Ltd.                                                            27
    1,253    Stanley Black & Decker, Inc.                                            99
    1,040    Xylem, Inc.                                                             28
                                                                               --------
                                                                                    721
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.0%)
      660    Avery Dennison Corp.                                                    27
    1,370    Pitney Bowes, Inc.                                                      18
                                                                               --------
                                                                                     45
                                                                               --------
             RAILROADS (0.4%)
    7,340    CSX Corp.                                                              168
    1,520    Norfolk Southern Corp.                                                 111
    3,170    Union Pacific Corp.                                                    435
                                                                               --------
                                                                                    714
                                                                               --------
             RESEARCH & CONSULTING SERVICES (0.0%)
      270    Dun & Bradstreet Corp.                                                  22
      720    Equifax, Inc.                                                           40
                                                                               --------
                                                                                     62
                                                                               --------
             SECURITY & ALARM SERVICES (0.1%)
    1,420    ADT Corp.                                                               68
    2,160    Tyco International Ltd.                                                 69
                                                                               --------
                                                                                    137
                                                                               --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860    Fastenal Co.                                                            96
      480    W.W. Grainger, Inc.                                                    109
                                                                               --------
                                                                                    205
                                                                               --------
             TRUCKING (0.0%)
      360    Ryder System, Inc.                                                      20
                                                                               --------
             Total Industrials                                                    8,661
                                                                               --------
             INFORMATION TECHNOLOGY (8.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
    2,900    Adobe Systems, Inc.*                                                   114
    1,090    Autodesk, Inc.*                                                         40
    1,240    Citrix Systems, Inc.*                                                   88
    1,640    Intuit, Inc.                                                           106
      770    Salesforce.com, Inc.*                                                  130
                                                                               --------
                                                                                    478
                                                                               --------
             COMMUNICATIONS EQUIPMENT (1.0%)
   32,845    Cisco Systems, Inc.                                                    685
      490    F5 Networks, Inc.*                                                      46
      790    Harris Corp.                                                            38

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,770    JDS Uniphase Corp.*                                               $     25
    3,200    Juniper Networks, Inc.*                                                 66
    1,775    Motorola Solutions, Inc.                                               110
   10,750    QUALCOMM, Inc.                                                         706
                                                                               --------
                                                                                  1,676
                                                                               --------
             COMPUTER HARDWARE (1.7%)
    5,740    Apple, Inc.                                                          2,534
    9,930    Dell, Inc.                                                             138
   12,340    Hewlett-Packard Co.                                                    249
                                                                               --------
                                                                                  2,921
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   12,490    EMC Corp.*                                                             287
    2,190    NetApp, Inc.*                                                           74
    1,600    SanDisk Corp.*                                                          81
    2,090    Seagate Technology plc                                                  67
    1,370    Western Digital Corp.                                                   65
                                                                               --------
                                                                                    574
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    2,960    Automatic Data Processing, Inc.                                        181
    1,110    Computer Sciences Corp.                                                 53
    1,230    Fidelity National Information Services, Inc.                            46
      850    Fiserv, Inc.*                                                           70
      610    MasterCard, Inc. "A"                                                   316
    1,630    Paychex, Inc.                                                           54
    1,000    Total System Services, Inc.                                             24
    3,170    Visa, Inc. "A"                                                         503
    3,695    Western Union Co.                                                       52
                                                                               --------
                                                                                  1,299
                                                                               --------
             ELECTRONIC COMPONENTS (0.1%)
    1,270    Amphenol Corp. "A"                                                      90
    5,650    Corning, Inc.                                                           71
                                                                               --------
                                                                                    161
                                                                               --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      730    FLIR Systems, Inc.                                                      19
                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,520    Jabil Circuit, Inc.                                                     29
    1,060    Molex, Inc.                                                             29
    2,600    TE Connectivity Ltd.                                                   104
                                                                               --------
                                                                                    162
                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,990    Electronic Arts, Inc.*                                                  35
                                                                               --------
             INTERNET SOFTWARE & SERVICES (1.1%)
    1,250    Akamai Technologies, Inc.*                                              46
    6,960    eBay, Inc.*                                                            381
    1,650    Google, Inc. "A"*                                                    1,322
      760    VeriSign, Inc.*                                                         35
    6,390    Yahoo! Inc.*                                                           136
                                                                               --------
                                                                                  1,920
                                                                               --------
             IT CONSULTING & OTHER SERVICES (1.1%)
    3,900    Accenture plc "A"                                                      290
    2,120    Cognizant Technology Solutions Corp. "A"*                              163
    6,900    International Business Machines Corp.                                1,386
    1,005    Teradata Corp.*                                                         58
                                                                               --------
                                                                                  1,897
                                                                               --------
             OFFICE ELECTRONICS (0.0%)
    8,163    Xerox Corp.                                                             66
                                                                               --------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    7,760    Applied Materials, Inc.                                           $    106
    1,140    KLA-Tencor Corp.                                                        62
    1,052    Lam Research Corp.*                                                     45
    1,340    Teradyne, Inc.*                                                         23
                                                                               --------
                                                                                    236
                                                                               --------
             SEMICONDUCTORS (0.8%)
    4,440    Advanced Micro Devices, Inc.*                                           11
    2,050    Altera Corp.                                                            73
    2,280    Analog Devices, Inc.                                                   103
    3,540    Broadcom Corp. "A"                                                     121
      370    First Solar, Inc.*                                                      10
   28,870    Intel Corp.                                                            602
    1,440    Linear Technology Corp.                                                 55
    3,380    LSI Corp.*                                                              23
    1,370    Microchip Technology, Inc.                                              50
    5,990    Micron Technology, Inc.*                                                50
    4,260    NVIDIA Corp.                                                            54
    6,890    Texas Instruments, Inc.                                                237
    1,570    Xilinx, Inc.                                                            58
                                                                               --------
                                                                                  1,447
                                                                               --------
             SYSTEMS SOFTWARE (1.3%)
    1,425    BMC Software, Inc.*                                                     57
    2,160    CA, Inc.                                                                53
   46,005    Microsoft Corp.                                                      1,279
   23,127    Oracle Corp.                                                           792
    1,150    Red Hat, Inc.*                                                          58
    4,370    Symantec Corp.*                                                        103
                                                                               --------
                                                                                  2,342
                                                                               --------
             Total Information Technology                                        15,233
                                                                               --------
             MATERIALS (1.7%)
             ----------------
             ALUMINUM (0.0%)
    4,130    Alcoa, Inc.                                                             35
                                                                               --------
             CONSTRUCTION MATERIALS (0.0%)
      760    Vulcan Materials Co.                                                    39
                                                                               --------
             DIVERSIFIED CHEMICALS (0.4%)
    7,240    Dow Chemical Co.                                                       230
    5,840    E.I. du Pont de Nemours & Co.                                          280
      940    Eastman Chemical Co.                                                    65
      350    FMC Corp.                                                               21
    1,230    PPG Industries, Inc.                                                   166
                                                                               --------
                                                                                    762
                                                                               --------
             DIVERSIFIED METALS & MINING (0.1%)
    6,372    Freeport-McMoRan Copper & Gold, Inc.                                   203
                                                                               --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410    CF Industries Holdings, Inc.                                            83
    3,180    Monsanto Co.                                                           321
    1,640    Mosaic Co.                                                              96
                                                                               --------
                                                                                    500
                                                                               --------
             GOLD (0.1%)
    2,900    Newmont Mining Corp.                                                   117
                                                                               --------
             INDUSTRIAL GASES (0.2%)
    1,235    Air Products & Chemicals, Inc.                                         107
      170    Airgas, Inc.                                                            17

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,150    Praxair, Inc.                                                     $    243
                                                                               --------
                                                                                    367
                                                                               --------
             METAL & GLASS CONTAINERS (0.1%)
    1,380    Ball Corp.                                                              61
      950    Owens-Illinois, Inc.*                                                   24
                                                                               --------
                                                                                     85
                                                                               --------
             PAPER PACKAGING (0.0%)
      140    Bemis Co., Inc.                                                          5
    1,080    Sealed Air Corp.                                                        24
                                                                               --------
                                                                                     29
                                                                               --------
             PAPER PRODUCTS (0.1%)
    3,430    International Paper Co.                                                151
    1,340    MeadWestvaco Corp.                                                      48
                                                                               --------
                                                                                    199
                                                                               --------
             SPECIALTY CHEMICALS (0.3%)
    1,510    Ecolab, Inc.                                                           116
      570    International Flavors & Fragrances, Inc.                                42
    2,020    LyondellBasell Industries N.V. "A"                                     118
      520    Sherwin-Williams Co.                                                    84
      950    Sigma-Aldrich Corp.                                                     73
                                                                               --------
                                                                                    433
                                                                               --------
             STEEL (0.1%)
      740    Allegheny Technologies, Inc.                                            22
      390    Cliffs Natural Resources, Inc.                                          10
    2,170    Nucor Corp.                                                             98
      870    United States Steel Corp.                                               18
                                                                               --------
                                                                                    148
                                                                               --------
             Total Materials                                                      2,917
                                                                               --------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   35,380    AT&T, Inc.                                                           1,271
    4,211    CenturyLink, Inc.                                                      146
    6,099    Frontier Communications Corp.                                           25
   17,025    Verizon Communications, Inc.                                           792
    3,606    Windstream Corp.                                                        31
                                                                               --------
                                                                                  2,265
                                                                               --------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,670    Crown Castle International Corp.*                                      116
    2,100    MetroPCS Communications, Inc.*                                          21
   18,590    Sprint Nextel Corp.*                                                   108
                                                                               --------
                                                                                    245
                                                                               --------
             Total Telecommunication Services                                     2,510
                                                                               --------

             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    2,820    American Electric Power Co., Inc.                                      132
    4,432    Duke Energy Corp.                                                      307
    1,730    Edison International                                                    83
      990    Entergy Corp.                                                           62
    5,748    Exelon Corp.                                                           178
    2,320    FirstEnergy Corp.                                                       92
    3,140    NextEra Energy, Inc.                                                   226
    1,380    Northeast Utilities                                                     57
    1,750    Pepco Holdings, Inc.                                                    35
      850    Pinnacle West Capital Corp.                                             47
    3,500    PPL Corp.                                                              108

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    5,360    Southern Co.                                                      $    241
    2,990    Xcel Energy, Inc.                                                       86
                                                                               --------
                                                                                  1,654
                                                                               --------
             GAS UTILITIES (0.1%)
      650    AGL Resources, Inc.                                                     26
    1,260    ONEOK, Inc.                                                             57
    1,410    Sempra Energy                                                          110
                                                                               --------
                                                                                    193
                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    3,900    AES Corp.                                                               45
    1,620    NRG Energy, Inc.                                                        39
                                                                               --------
                                                                                     84
                                                                               --------
             MULTI-UTILITIES (0.5%)
    1,840    Ameren Corp.                                                            62
    2,760    CenterPoint Energy, Inc.                                                59
    1,560    CMS Energy Corp.                                                        42
    1,480    Consolidated Edison, Inc.                                               87
    3,360    Dominion Resources, Inc.                                               188
      920    DTE Energy Co.                                                          62
      601    Integrys Energy Group, Inc.                                             34
    2,170    NiSource, Inc.                                                          60
    2,420    PG&E Corp.                                                             103
    3,040    Public Service Enterprise Group, Inc.                                   99
      880    SCANA Corp.                                                             43
    1,670    TECO Energy, Inc.                                                       29
    1,740    Wisconsin Energy Corp.                                                  72
                                                                               --------
                                                                                    940
                                                                               --------
             Total Utilities                                                      2,871
                                                                               --------
             Total Blue Chip Stocks (cost: $46,469)                              83,744
                                                                               --------

             TOTAL INVESTMENTS (COST: $134,583)                                $176,237
                                                                               ========

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------
                                              (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES      OTHER SIGNIFICANT    SIGNIFICANT
                                          IN ACTIVE MARKETS       OBSERVABLE       UNOBSERVABLE
ASSETS                                  FOR IDENTICAL ASSETS        INPUTS            INPUTS      TOTAL
---------------------------------------------------------------------------------------------------------
  Tax-Exempt Bonds                           $    --                $91,460            $--       $ 91,460
  Tax-Exempt Money Market Instruments:
     Variable-Rate Demand Notes                   --                    900             --            900
     Money Market Funds                          132                     --             --            132
  Blue Chip Stocks                            83,745                     --             --         83,745
---------------------------------------------------------------------------------------------------------
Total                                        $83,877                $92,360            $--       $176,237
---------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

18  | USAA Growth and Tax Strategy Fund

================================================================================

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $44,662,000 and $3,008,000, respectively, resulting in net unrealized appreciation of $41,654,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $177,483,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
ISD      Independent School District
MTA      Metropolitan Transportation Authority
PRE      Prerefunded to a date prior to maturity
REIT     Real estate investment trust
USD      Unified School District

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rate represents the money market fund annualized seven-day yield at February 28, 2013.
(e) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
*    Non-income-producing security.

================================================================================

21  | USAA Growth and Tax Strategy Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     04/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.